INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ (616)	$ (1,628)
Prepaid Expenses And Other Current Assets [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	1,142	966
Other Current Liabilities [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	(19)	(46)
Other Assets Deferred Taxes And Deferred Charges [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	110	62
Deferred income taxes [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ (1,849)	$ (2,610)